REPORTABLE BUSINESS SEGMENTS - (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021
Operating segments:
Sales	$ 608,672	$ 685,964
Cost of goods sold	528,363	416,827
Gross margin	80,309	269,137
Depreciation and amortization	4,446	7,279
Administrative expenses	29,770	39,953
Selling and marketing expenses	39,672	46,959
Other operating expenses	8,028	12,632
Segment profit (loss)	(1,607)	162,314
Finance costs	(12,913)	(21,853)
Unrealized gain (loss) on derivative instruments and other	292,137	77,349
Realized gain (loss) of derivative instruments	17,213	(134,446)
Other expenses, net	(489)	(632)
Reorganization costs	(20,009)
Provision for income taxes	967	(634)
Profit from continuing operations	275,299	82,098
Loss from discontinued operations		(2,948)
Profit for the period	275,299	79,150
Capital expenditures	1,809	1,686
Total goodwill	163,447	269,602	$ 163,770
Operating segments | Consumer
Operating segments:
Sales	314,987	390,664
Cost of goods sold	255,498	204,309
Gross margin	59,489	186,355
Depreciation and amortization	3,640	6,365
Administrative expenses	9,153	8,461
Selling and marketing expenses	25,132	27,556
Other operating expenses	7,038	9,115
Segment profit (loss)	14,526	134,858
Capital expenditures	1,774	1,521
Total goodwill	163,447	170,854
Operating segments | Commercial
Operating segments:
Sales	293,685	295,300
Cost of goods sold	272,865	212,518
Gross margin	20,820	82,782
Depreciation and amortization	806	914
Administrative expenses	3,339	5,835
Selling and marketing expenses	14,540	19,403
Other operating expenses	990	3,517
Segment profit (loss)	1,145	53,113
Capital expenditures	35	165
Total goodwill		98,748
Elimination of intersegment amounts
Operating segments:
Administrative expenses	(17,278)	(25,657)
Segment profit (loss)	$ 17,278	$ (25,657)